Fair value of financial instruments	6 Months Ended
Jun. 30, 2025
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This section should be read in conjunction with Note 17, Fair value of financial instruments of the Barclays PLC Annual Report 2024 which provides more detail regarding accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used in the period.
Valuation
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.25	£m	£m	£m	£m
Trading portfolio assets	87,555	89,789	9,879	187,223
Financial assets at fair value through the income statement	7,702	202,019	8,831	218,552
Derivative financial instruments	108	278,097	1,989	280,194
Financial assets at fair value through other comprehensive income	24,755	49,378	3,178	77,311
Investment property	—	—	42	42
Total assets	120,120	619,283	23,919	763,322
Trading portfolio liabilities	(39,606)	(29,275)	(424)	(69,305)
Financial liabilities designated at fair value	(1,576)	(313,061)	(2,848)	(317,485)
Derivative financial instruments	(93)	(262,422)	(2,861)	(265,376)
Total liabilities	(41,275)	(604,758)	(6,133)	(652,166)

As at 31.12.24
Trading portfolio assets	77,761	78,577	10,115	166,453
Financial assets at fair value through the income statement	3,526	181,784	8,424	193,734
Derivative financial instruments	101	291,352	2,077	293,530
Financial assets at fair value through other comprehensive income	25,913	48,407	3,739	78,059
Investment property	—	—	9	9
Total assets	107,301	600,120	24,364	731,785
Trading portfolio liabilities	(27,694)	(28,819)	(395)	(56,908)
Financial liabilities designated at fair value	(181)	(278,785)	(3,258)	(282,224)
Derivative financial instruments	(86)	(276,148)	(3,181)	(279,415)
Total liabilities	(27,961)	(583,752)	(6,834)	(618,547)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 30.06.25	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,468	1,843	883	1,199	—	—	—	—	—	486	9,879
Financial assets at fair value through the income statement	6,096	835	178	32	1,187	—	402	—	—	101	8,831
Derivative financial instruments	—	—	—	—	—	—	—	915	617	457	1,989
Financial assets at fair value through other comprehensive income	2,350	67	757	—	4	—	—	—	—	—	3,178
Investment property	—	—	—	—	—	—	—	—	—	42	42
Total assets	13,914	2,745	1,818	1,231	1,191	—	402	915	617	1,086	23,919
Trading portfolio liabilities	—	(36)	—	(325)	—	—	—	—	—	(63)	(424)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,575)	(1,240)	—	—	(16)	(2,848)
Derivative financial instruments	—	—	—	—	—	—	—	(774)	(1,349)	(738)	(2,861)
Total liabilities	—	(36)	—	(325)	(17)	(1,575)	(1,240)	(774)	(1,349)	(817)	(6,133)

As at 31.12.24	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial instruments	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial instruments	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)
1 Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.
Assets and liabilities transferred between Level 1 and Level 2
During the six-month period ended 30 June 2025, there were no material transfers between Level 1 and Level 2 (year ended 31 December 2024: no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the six-month period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.25					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.25
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	4,125	(3,524)	—	(1,147)	136	—	—	439	(265)	9,879
Financial assets at fair value through the income statement	8,424	2,469	(1,200)	—	(573)	(75)	8	—	63	(285)	8,831
Financial assets at fair value through other comprehensive income	3,739	566	(1,447)	—	(6)	2	29	—	307	(12)	3,178
Investment property	9	33	—	—	—	—	—	—	—	—	42
Trading portfolio liabilities	(395)	(46)	28	—	—	37	—	—	(57)	9	(424)
Financial liabilities designated at fair value	(3,258)	—	91	(617)	31	88	—	—	(179)	996	(2,848)
Net derivative financial instruments[1]	(1,104)	(17)	249	—	—	166	3	—	(34)	(135)	(872)
Total	17,530	7,130	(5,803)	(617)	(1,695)	354	40	—	539	308	17,786

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.24					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.24
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726
Financial assets at fair value through the income statement	8,249	2,804	(1,484)	—	(380)	(19)	174	—	291	(118)	9,517
Financial assets at fair value through other comprehensive income	1,078	1,854	(42)	—	—	1	11	—	—	(448)	2,454
Investment property	2	—	(1)	—	—	—	—	—	—	—	1
Trading portfolio liabilities	(368)	(24)	17	—	—	18	—	—	(34)	6	(385)
Financial liabilities designated at fair value	(1,222)	(6)	28	(627)	16	(27)	(21)	—	(881)	248	(2,492)
Net derivative financial instruments[1]	(1,113)	(182)	32	(19)	(169)	(181)	—	—	21	109	(1,502)
Total	13,135	7,559	(2,457)	(646)	(1,247)	(215)	164	—	443	(417)	16,319

1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £1,989m (June 2024: £2,833m) and derivative financial liabilities were £(2,861)m (June 2024: £(4,335)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Unrealised gains and losses on Level 3 assets and liabilities
The following table discloses the unrealised gains and losses recognised in the six-month period arising on Level 3 assets and liabilities held at the period end:

	Half year ended 30.06.25				Half year ended 30.06.24
	Income statement		Other comprehensive income	Total	Income statement		Other comprehensive income	Total
	Trading income[1]	Other income			Trading income[1]	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	21	—	—	21	(2)	—	—	(2)
Financial assets at fair value through the income statement	(74)	7	—	(67)	1	47	—	48
Financial assets at fair value through other comprehensive income	1	28	—	29	1	11	—	12
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	34	—	—	34	17	—	—	17
Financial liabilities designated at fair value	87	—	—	87	(29)	(10)	—	(39)
Net derivative financial instruments	164	3	—	167	(180)	—	—	(180)
Total	233	38	—	271	(192)	48	—	(144)
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.

Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.
Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.
Current period valuation and sensitivity methodologies are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2024.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)

	As at 30.06.25				As at 31.12.24
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	306	38	(285)	(38)	653	43	(766)	(43)
Corporate debt	77	1	(49)	(1)	87	—	(56)	—
Asset backed securities	83	8	(57)	(8)	57	4	(40)	(4)
Government debt	54	—	(62)	—	47	—	(56)	—
Private equity investments	230	1	(230)	(1)	232	—	(232)	—
Interest rate derivatives	85	—	(158)	—	98	—	(212)	—
Equity derivatives	221	—	(261)	—	199	—	(269)	—
Other Products[1]	84	—	(99)	—	92	—	(104)	—
Total	1,140	48	(1,201)	(48)	1,465	47	(1,735)	(47)
1Other products includes funds and fund linked products, equity cash products, credit derivatives and foreign exchange derivatives.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,188m (December 2024: £1,512m) or to decrease fair values by up to £1,249m (December 2024: £1,782m) with substantially all of the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2024.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.25	As at 31.12.24
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(536)	(542)
Uncollateralised derivative funding	28	19
Derivative credit valuation adjustments	(189)	(184)
Derivative debit valuation adjustments	117	108
•Exit price adjustments derived from market bid-offer spreads decreased by £6m to £(536)m.
•Uncollateralised derivative funding increased by £9m to £28m on back of change in underlying moves in the exposure profile of the derivative portfolio in scope and input funding spreads.
•Derivative credit valuation adjustments increased by £5m to £(189)m on back of change in underlying moves in the exposure profile of the derivative portfolio in scope and input credit spread.
•Derivative debit valuation adjustments increased by £9m to £117m on back of change in underlying moves in the exposure profile of the derivative portfolio in scope and input Barclays Bank PLC credit spread.
Portfolio exemption
The Group uses the portfolio exemption in IFRS 13 Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Financial instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £266m (December 2024: £273m) for financial instruments measured at fair value and £168m (December 2024: £173m) for financial instruments carried at amortised cost. There are additions and FX revaluation of £47m (December 2024: £173m) and amortisation and releases of £54m (December 2024: £105m) in amounts attributable to financial instruments measured at fair value and additions of £nil (December 2024: £nil) and amortisation and releases of £5m (December 2024: £19m) in amounts attributable to financial instruments measured at amortised cost.
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by fees that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third-party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £3,004m (December 2024: £4,844m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2024.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	As at 30.06.25		As at 31.12.24
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	69,936	69,528	68,210	67,354
Loans and advances at amortised cost	347,828	345,952	346,273	343,016
Reverse repurchase agreements and other similar secured lending	7,917	7,917	4,734	4,734

Financial liabilities
Deposits at amortised cost	(564,535)	(564,669)	(560,663)	(560,393)
Repurchase agreements and other similar secured borrowing	(35,469)	(35,469)	(39,415)	(39,415)
Debt securities in issue	(104,910)	(106,837)	(92,402)	(94,463)
Subordinated liabilities	(12,529)	(12,978)	(11,921)	(12,434)